Significant Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Significant Subsequent Events
10.	SIGNIFICANT SUBSEQUENT EVENTS

(1)	On January 27, 2022, Intellectual Property and Commercial Court issued a ruling for a suit alleging UMC misappropriated trade secrets. Please refer to Note 9(7) for further information.

(2)
On April 27, 2022, the Board of Directors of UMC approved an investment to increase capital of RMB¥4.12 billion or equivalent US dollars (approximately US$0.66 billion) in its Cayman Islands subsidiary, UNITED MICROCHIP CORPORATION, for its Samoa subsidiary, GREEN EARTH LIMITED, to purchase the shares of UNITED SEMICONDUCTOR (XIAMEN) CO., LTD. (hereinafter referred to as USCXM) from XIAMEN JINYUAN INDUSTRIAL DEVELOPMENT CO., LTD.; in addition, the Company’s subsidiary, HEJIAN TECHNOLOGY (SUZHOU) CO., LTD., plans to purchase shares of USCXM with RMB¥0.74 billion or equivalent US dollars (approximately US$0.12 billion) from FUJIAN ELECTRONICS & INFORMATION INDUSTRY ENTREPRENEURSHIP INVESTMENT LIMITED PARTNERSHIP. As a result, the total investment amount is RMB¥4.86 billion. The transaction will be completed in three years consecutively from 2022 at the ratio of 60%, 20% and 20%, respectively. Please refer to Note 9(6) for more details.